Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.1%
		Basic Materials: 2.2%
128,000		Albemarle Corp., 5.050%, 06/01/2032	$121,008	0.0
425,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	422,950	0.2
373,000	(2)	Dow Chemical Co., 2.100%, 11/15/2030	300,616	0.1
402,000		Dow Chemical Co., 4.375%, 11/15/2042	334,594	0.1
122,000	(2)	Dow Chemical Co/The, 6.300%, 03/15/2033	128,739	0.0
323,000		Dow Chemical Co/The, 6.900%, 05/15/2053	352,654	0.1
337,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	316,718	0.1
284,000	(1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	254,860	0.1
80,000		Mosaic Co/The, 4.875%, 11/15/2041	68,133	0.0
516,000		Mosaic Co/The, 5.450%, 11/15/2033	503,480	0.2
136,000		Mosaic Co/The, 5.625%, 11/15/2043	127,256	0.0
224,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	187,433	0.1
277,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	196,957	0.1
258,000		Nucor Corp., 4.300%, 05/23/2027	252,100	0.1
1,118,000		Nutrien Ltd., 2.950%, 05/13/2030	960,385	0.4
195,000		Nutrien Ltd., 4.125%, 03/15/2035	168,719	0.1
149,000		Nutrien Ltd., 5.950%, 11/07/2025	152,194	0.1
229,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	152,583	0.1
532,000		RPM International, Inc., 2.950%, 01/15/2032	420,541	0.2
303,000	(1)	South32 Treasury Ltd., 4.350%, 04/14/2032	260,060	0.1
			5,681,980	2.2

		Communications: 9.1%
109,000		Amazon.com, Inc., 2.100%, 05/12/2031	89,292	0.0
687,000		Amazon.com, Inc., 3.100%, 05/12/2051	492,717	0.2
467,000		Amazon.com, Inc., 3.250%, 05/12/2061	322,157	0.1
338,000	(2)	Amazon.com, Inc., 3.600%, 04/13/2032	310,311	0.1
161,000		Amazon.com, Inc., 3.950%, 04/13/2052	134,150	0.1
595,000		Amazon.com, Inc., 4.100%, 04/13/2062	494,614	0.2
330,000		Amazon.com, Inc., 4.550%, 12/01/2027	329,505	0.1
440,000		Amazon.com, Inc., 4.700%, 12/01/2032	436,951	0.2
746,000		AT&T, Inc., 3.500%, 06/01/2041	559,228	0.2
745,000		AT&T, Inc., 3.550%, 09/15/2055	500,446	0.2
1,302,000		AT&T, Inc., 3.650%, 09/15/2059	877,482	0.3
449,000		AT&T, Inc., 3.800%, 12/01/2057	311,862	0.1
508,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	408,635	0.2
286,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	228,206	0.1
171,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	126,362	0.0
188,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	146,791	0.1
507,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	300,898	0.1
454,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	331,369	0.1
39,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	35,335	0.0
708,000		Comcast Corp., 2.887%, 11/01/2051	457,905	0.2
898,000		Comcast Corp., 2.937%, 11/01/2056	559,444	0.2
105,000		Comcast Corp., 3.200%, 07/15/2036	85,491	0.0
536,000		Comcast Corp., 3.250%, 11/01/2039	419,693	0.2
305,000		Comcast Corp., 3.900%, 03/01/2038	264,046	0.1
226,000		Comcast Corp., 4.000%, 08/15/2047	181,569	0.1
63,000		Comcast Corp., 5.350%, 11/15/2027	64,453	0.0
167,000		Comcast Corp., 5.500%, 11/15/2032	174,673	0.1
456,000		Comcast Corp., 5.650%, 06/15/2035	479,563	0.2
146,000		Comcast Corp., 6.500%, 11/15/2035	163,012	0.1
394,000		Discovery Communications LLC, 4.875%, 04/01/2043	295,919	0.1
141,000		Discovery Communications LLC, 5.300%, 05/15/2049	107,157	0.0
206,000		Meta Platforms, Inc., 3.500%, 08/15/2027	192,340	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
550,000		Meta Platforms, Inc., 3.850%, 08/15/2032	$485,543	0.2
446,000		Meta Platforms, Inc., 4.450%, 08/15/2052	356,729	0.1
770,000		Meta Platforms, Inc., 4.650%, 08/15/2062	621,887	0.2
582,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	514,175	0.2
615,000	(1)	NBN Co. Ltd., 2.500%, 01/08/2032	478,278	0.2
237,000		Orange SA, 9.000%, 03/01/2031	290,655	0.1
548,000		Paramount Global, 4.375%, 03/15/2043	379,201	0.1
541,000		Paramount Global, 4.950%, 05/19/2050	395,634	0.2
113,000		Paramount Global, 5.250%, 04/01/2044	87,246	0.0
79,000		Paramount Global, 5.500%, 05/15/2033	71,515	0.0
306,000		Paramount Global, 5.850%, 09/01/2043	255,268	0.1
181,000	(3)	Paramount Global, 6.375%, 03/30/2062	148,235	0.1
153,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	132,447	0.0
186,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	145,065	0.1
235,000		Time Warner Cable Enterprises LLC, 8.375%, 07/15/2033	261,829	0.1
927,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	844,971	0.3
98,000		T-Mobile USA, Inc., 2.550%, 02/15/2031	80,296	0.0
668,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	613,412	0.2
147,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	124,638	0.0
283,000		T-Mobile USA, Inc., 2.875%, 02/15/2031	234,233	0.1
266,000		T-Mobile USA, Inc., 3.375%, 04/15/2029	234,797	0.1
1,031,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	892,562	0.3
323,000		T-Mobile USA, Inc., 4.500%, 04/15/2050	267,149	0.1
175,000		TWDC Enterprises 18 Corp., 3.150%, 09/17/2025	167,854	0.1
661,000		Verizon Communications, Inc., 2.355%, 03/15/2032	525,725	0.2
264,000		Verizon Communications, Inc., 2.650%, 11/20/2040	179,170	0.1
682,000		Verizon Communications, Inc., 3.700%, 03/22/2061	479,062	0.2
225,000		Verizon Communications, Inc., 4.329%, 09/21/2028	216,785	0.1
202,000		Verizon Communications, Inc., 4.400%, 11/01/2034	186,184	0.1
1,717,000		Verizon Communications, Inc., 4.500%, 08/10/2033	1,612,115	0.6
124,000		Verizon Communications, Inc., 4.750%, 11/01/2041	113,621	0.0
738,000		Verizon Communications, Inc., 4.812%, 03/15/2039	679,083	0.3
263,000		Vodafone Group PLC, 5.125%, 06/19/2059	226,261	0.1
614,000	(3)	Vodafone Group PLC, 5.125%, 06/04/2081	448,091	0.2
164,000		Walt Disney Co/The, 2.000%, 09/01/2029	137,831	0.1
52,000		Walt Disney Co/The, 4.625%, 03/23/2040	48,815	0.0
230,000		Walt Disney Co/The, 4.750%, 09/15/2044	213,380	0.1
394,000		Walt Disney Co/The, 4.750%, 11/15/2046	360,021	0.1
267,000		Walt Disney Co/The, 6.550%, 03/15/2033	295,605	0.1
226,000	(2)	Walt Disney Co/The, 8.500%, 02/23/2025	242,979	0.1
			23,929,923	9.1

		Consumer, Cyclical: 4.4%
25,297	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	24,122	0.0
177,869		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	144,890	0.1
142,571		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	128,162	0.0
12,144		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	9,913	0.0
45,720		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	40,904	0.0
68,353		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	53,484	0.0
250,386		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	217,696	0.1
124,210		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	107,895	0.0
608,279		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	489,361	0.2
152,966		Delta Air Lines 2015-1 Class A Pass Through Trust, 3.875%, 01/30/2029	135,208	0.1
79,764		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	78,215	0.0
194,300		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	165,270	0.1
197,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	185,477	0.1
895,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	798,323	0.3
229,000		Hasbro, Inc., 3.000%, 11/19/2024	220,180	0.1
211,000		Hasbro, Inc., 3.550%, 11/19/2026	198,154	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
648,000		Home Depot, Inc./The, 2.750%, 09/15/2051	$426,452	0.2
152,000	(2)	Home Depot, Inc./The, 3.250%, 04/15/2032	135,504	0.1
427,000		Home Depot, Inc./The, 3.300%, 04/15/2040	341,747	0.1
93,000		Home Depot, Inc./The, 3.625%, 04/15/2052	72,277	0.0
380,000		Home Depot, Inc./The, 4.950%, 09/15/2052	367,062	0.1
160,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	125,215	0.0
207,000		Lowe's Cos, Inc., 4.650%, 04/15/2042	182,506	0.1
201,000	(2)	Lowe's Cos, Inc., 5.000%, 04/15/2033	196,869	0.1
204,000		Lowe's Cos, Inc., 5.800%, 09/15/2062	196,492	0.1
217,000		McDonald's Corp., 4.200%, 04/01/2050	181,676	0.1
196,000		McDonald's Corp., 5.700%, 02/01/2039	202,796	0.1
358,000	(1)	Mercedes-Benz Finance North America LLC, 5.250%, 11/29/2027	360,436	0.1
175,495	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	174,864	0.1
72,000		Target Corp., 2.950%, 01/15/2052	49,732	0.0
321,000		Target Corp., 4.500%, 09/15/2032	312,554	0.1
377,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	369,965	0.1
57,502		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	55,727	0.0
102,997		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	83,423	0.0
40,456		United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 09/01/2031	33,815	0.0
15,482		United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 02/25/2033	13,054	0.0
733,476		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	724,182	0.3
618,829		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	599,127	0.2
802,908		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	732,512	0.3
386,577		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	351,687	0.1
281,000		Walmart, Inc., 4.150%, 09/09/2032	274,636	0.1
204,000		Walmart, Inc., 4.500%, 09/09/2052	195,338	0.1
686,000	(1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	618,740	0.2
516,000	(1)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	426,354	0.2
269,000	(1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	206,760	0.1
233,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	170,283	0.1
161,000	(1)	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	118,177	0.0
363,000		WW Grainger, Inc., 3.750%, 05/15/2046	285,019	0.1
			11,582,235	4.4

		Consumer, Non-cyclical: 15.5%
427,000		AbbVie, Inc., 3.200%, 05/14/2026	404,825	0.2
488,000		AbbVie, Inc., 3.200%, 11/21/2029	441,031	0.2
783,000		AbbVie, Inc., 4.050%, 11/21/2039	673,479	0.3
281,000		AbbVie, Inc., 4.250%, 11/21/2049	234,642	0.1
489,000		AbbVie, Inc., 4.500%, 05/14/2035	454,715	0.2
389,000		AbbVie, Inc., 4.625%, 10/01/2042	347,300	0.1
154,000	(1)	Alcon Finance Corp., 5.375%, 12/06/2032	155,266	0.1
261,000	(1)	Alcon Finance Corp., 5.750%, 12/06/2052	263,019	0.1
453,000		Altria Group, Inc., 3.400%, 05/06/2030	388,222	0.1
328,000		Altria Group, Inc., 3.700%, 02/04/2051	206,663	0.1
58,000		Altria Group, Inc., 4.800%, 02/14/2029	55,774	0.0
369,000		Amgen, Inc., 2.200%, 02/21/2027	331,588	0.1
95,000		Amgen, Inc., 2.300%, 02/25/2031	77,609	0.0
296,000		Amgen, Inc., 2.450%, 02/21/2030	249,730	0.1
596,000		Amgen, Inc., 3.150%, 02/21/2040	441,166	0.2
187,000		Amgen, Inc., 4.200%, 02/22/2052	149,230	0.1
913,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 02/01/2026	879,728	0.3
1,428,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,305,357	0.5
605,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	543,249	0.2
547,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	469,958	0.2
468,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	462,963	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
238,000		Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	$236,630	0.1
516,000		BAT Capital Corp., 2.726%, 03/25/2031	403,783	0.2
644,000		BAT Capital Corp., 3.984%, 09/25/2050	423,859	0.2
656,000	(2)	Baxter International, Inc., 1.915%, 02/01/2027	582,533	0.2
146,000		Boston Scientific Corp., 4.700%, 03/01/2049	131,402	0.0
293,000		Bristol-Myers Squibb Co., 3.200%, 06/15/2026	279,707	0.1
80,000		Bristol-Myers Squibb Co., 3.400%, 07/26/2029	74,214	0.0
733,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	574,013	0.2
106,000		Bristol-Myers Squibb Co., 3.900%, 03/15/2062	82,079	0.0
235,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	203,213	0.1
282,000		Bristol-Myers Squibb Co., 4.550%, 02/20/2048	255,078	0.1
153,000		Bristol-Myers Squibb Co., 4.625%, 05/15/2044	140,625	0.1
143,000	(1)	Cargill, Inc., 1.700%, 02/02/2031	111,567	0.0
213,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	175,861	0.1
92,000	(1)	Cargill, Inc., 3.125%, 05/25/2051	63,814	0.0
128,000	(1)	Cargill, Inc., 5.125%, 10/11/2032	128,633	0.0
154,000		Centene Corp., 2.450%, 07/15/2028	130,279	0.0
731,000		Centene Corp., 3.000%, 10/15/2030	600,885	0.2
597,000		Cigna Corp., 3.200%, 03/15/2040	452,732	0.2
181,000		Cigna Corp., 3.400%, 03/15/2050	129,119	0.0
104,000		Cigna Corp., 4.125%, 11/15/2025	101,724	0.0
768,000		Cigna Corp., 4.800%, 08/15/2038	715,915	0.3
137,000		Cigna Corp., 4.900%, 12/15/2048	124,161	0.0
565,000	(1)	Coca-Cola Europacific Partners PLC, 0.500%, 05/05/2023	555,871	0.2
807,000	(1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	699,069	0.3
321,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	303,179	0.1
418,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	374,524	0.1
381,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	346,302	0.1
205,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	182,536	0.1
266,000		CVS Health Corp., 2.700%, 08/21/2040	184,766	0.1
489,000		CVS Health Corp., 4.300%, 03/25/2028	473,893	0.2
1,220,000		CVS Health Corp., 4.780%, 03/25/2038	1,116,206	0.4
149,000		CVS Health Corp., 5.050%, 03/25/2048	134,493	0.0
80,000		CVS Health Corp., 5.125%, 07/20/2045	73,303	0.0
864,000	(1)	Danone SA, 2.589%, 11/02/2023	846,288	0.3
224,000		Diageo Capital PLC, 2.125%, 10/24/2024	212,635	0.1
662,000		Diageo Capital PLC, 3.500%, 09/18/2023	655,729	0.2
200,000		Diageo Capital PLC, 5.300%, 10/24/2027	204,921	0.1
273,000	(2)	Diageo Capital PLC, 5.500%, 01/24/2033	286,535	0.1
87,000		Elevance Health, Inc., 2.550%, 03/15/2031	73,311	0.0
340,000		Elevance Health, Inc., 2.875%, 09/15/2029	299,459	0.1
232,000		Elevance Health, Inc., 4.100%, 05/15/2032	216,486	0.1
274,000		Elevance Health, Inc., 4.625%, 05/15/2042	250,475	0.1
193,000		Elevance Health, Inc., 5.100%, 01/15/2044	182,923	0.1
351,000		Elevance Health, Inc., 5.500%, 10/15/2032	360,436	0.1
689,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	667,674	0.3
834,000		Global Payments, Inc., 4.450%, 06/01/2028	777,553	0.3
146,000		Global Payments, Inc., 5.950%, 08/15/2052	132,732	0.0
212,000		HCA, Inc., 2.375%, 07/15/2031	165,540	0.1
219,000	(1)	HCA, Inc., 3.375%, 03/15/2029	192,836	0.1
205,000		HCA, Inc., 3.500%, 09/01/2030	177,289	0.1
472,000		HCA, Inc., 4.125%, 06/15/2029	431,881	0.2
495,000		HCA, Inc., 5.250%, 06/15/2049	423,924	0.2
67,000		HCA, Inc., 5.875%, 02/01/2029	66,932	0.0
431,000		Hershey Co/The, 3.125%, 11/15/2049	307,322	0.1
218,000		Hormel Foods Corp., 3.050%, 06/03/2051	151,207	0.1
151,000		Humana, Inc., 5.750%, 03/01/2028	154,457	0.1
430,000		J M Smucker Co/The, 2.750%, 09/15/2041	287,835	0.1
267,000		Johnson & Johnson, 2.100%, 09/01/2040	184,765	0.1
354,000		Johnson & Johnson, 3.625%, 03/03/2037	315,910	0.1
152,000		Johnson & Johnson, 3.700%, 03/01/2046	128,297	0.0
268,000		Johnson & Johnson, 5.850%, 07/15/2038	298,900	0.1
178,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	161,809	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
176,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	$163,248	0.1
402,000	(2)	Kroger Co/The, 2.200%, 05/01/2030	327,107	0.1
651,000	(1)	Mars, Inc., 2.375%, 07/16/2040	443,555	0.2
125,000		Merck & Co., Inc., 2.750%, 12/10/2051	84,129	0.0
322,000		Merck & Co., Inc., 2.900%, 12/10/2061	206,273	0.1
211,000		Mondelez International, Inc., 2.625%, 03/17/2027	191,596	0.1
316,000		Moody's Corp., 3.750%, 03/24/2025	307,506	0.1
306,000	(2)	Moody's Corp., 3.750%, 02/25/2052	234,530	0.1
462,000		Mylan, Inc., 5.200%, 04/15/2048	345,793	0.1
200,000	(1),(2)	Nestle Holdings, Inc., 2.625%, 09/14/2051	131,455	0.0
235,000	(1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	210,001	0.1
254,000	(1)	Nestle Holdings, Inc., 4.700%, 01/15/2053	240,443	0.1
216,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	177,935	0.1
87,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	75,971	0.0
546,000		PayPal Holdings, Inc., 3.250%, 06/01/2050	373,512	0.1
339,000	(2)	PayPal Holdings, Inc., 4.400%, 06/01/2032	320,080	0.1
421,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	384,914	0.1
253,000		PepsiCo, Inc., 3.900%, 07/18/2032	239,332	0.1
210,000		PepsiCo, Inc., 4.200%, 07/18/2052	192,478	0.1
276,000		PerkinElmer, Inc., 3.300%, 09/15/2029	240,813	0.1
481,000		Philip Morris International, Inc., 5.750%, 11/17/2032	491,850	0.2
248,000		Quanta Services, Inc., 2.350%, 01/15/2032	188,928	0.1
585,000	(1)	Roche Holdings, Inc., 2.076%, 12/13/2031	477,513	0.2
616,000		Royalty Pharma PLC, 1.750%, 09/02/2027	522,329	0.2
153,000		Royalty Pharma PLC, 3.550%, 09/02/2050	98,377	0.0
194,000		S&P Global, Inc., 1.250%, 08/15/2030	149,644	0.1
417,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	381,459	0.1
219,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	193,215	0.1
739,000	(1)	S&P Global, Inc., 2.900%, 03/01/2032	632,392	0.2
300,000	(1)	S&P Global, Inc., 3.700%, 03/01/2052	233,051	0.1
263,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	215,260	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	147,547	0.1
670,000		Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	665,686	0.3
161,000		Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	161,809	0.1
303,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	236,161	0.1
352,000		Unilever Capital Corp., 1.750%, 08/12/2031	277,518	0.1
155,000		Unilever Capital Corp., 2.625%, 08/12/2051	100,659	0.0
253,000		UnitedHealth Group, Inc., 1.150%, 05/15/2026	226,253	0.1
499,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	363,967	0.1
242,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	182,842	0.1
279,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	201,005	0.1
191,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	156,882	0.1
39,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	31,204	0.0
113,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	100,934	0.0
71,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	65,949	0.0
714,000		UnitedHealth Group, Inc., 5.300%, 02/15/2030	737,514	0.3
528,000		UnitedHealth Group, Inc., 5.350%, 02/15/2033	546,472	0.2
95,000		Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	72,187	0.0
278,000		Viatris, Inc., 3.850%, 06/22/2040	187,278	0.1
45,000		Viatris, Inc., 4.000%, 06/22/2050	27,882	0.0
			40,681,981	15.5

		Energy: 6.9%
290,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	198,561	0.1
303,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	289,945	0.1
394,000		BP Capital Markets PLC, 3.279%, 09/19/2027	371,128	0.1
507,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	428,989	0.2
74,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	67,056	0.0
191,000		Chevron USA, Inc., 3.250%, 10/15/2029	175,588	0.1
647,000		Coterra Energy, Inc., 3.900%, 05/15/2027	605,110	0.2
57,000		Coterra Energy, Inc., 4.375%, 03/15/2029	53,980	0.0
137,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	120,493	0.0

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
347,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	$265,915	0.1
431,000		Diamondback Energy, Inc., 6.250%, 03/15/2033	438,796	0.2
391,000		Diamondback Energy, Inc., 6.250%, 03/15/2053	379,943	0.1
295,000	(3)	Enbridge, Inc., 7.375%, 01/15/2083	287,464	0.1
295,000	(3)	Enbridge, Inc., 7.625%, 01/15/2083	292,525	0.1
507,000		Energy Transfer L.P., 5.300%, 04/15/2047	424,306	0.2
282,000		Energy Transfer L.P., 5.400%, 10/01/2047	240,128	0.1
354,000		Energy Transfer L.P., 5.750%, 02/15/2033	347,021	0.1
476,000	(3)	Energy Transfer L.P., 6.500%, 12/31/2199	410,550	0.2
422,000	(3)	Energy Transfer L.P., 7.125%, 12/31/2199	353,425	0.1
560,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	406,942	0.2
100,000		EQT Corp., 5.700%, 04/01/2028	99,597	0.0
511,000		Exxon Mobil Corp., 2.275%, 08/16/2026	473,489	0.2
67,000		Exxon Mobil Corp., 2.440%, 08/16/2029	58,675	0.0
152,000		Exxon Mobil Corp., 2.995%, 08/16/2039	116,770	0.0
840,000		Exxon Mobil Corp., 4.227%, 03/19/2040	759,552	0.3
777,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	538,577	0.2
150,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	125,910	0.1
409,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	343,420	0.1
285,000		MPLX L.P., 1.750%, 03/01/2026	254,359	0.1
175,000		MPLX L.P., 2.650%, 08/15/2030	142,215	0.1
346,000		MPLX L.P., 4.000%, 02/15/2025	335,632	0.1
125,000		MPLX L.P., 4.700%, 04/15/2048	99,191	0.0
908,000		MPLX L.P., 5.200%, 03/01/2047	774,762	0.3
273,000		MPLX L.P., 5.200%, 12/01/2047	233,483	0.1
288,000		MPLX L.P., 5.500%, 02/15/2049	254,494	0.1
393,000		Occidental Petroleum Corp., 6.125%, 01/01/2031	397,368	0.2
393,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	407,005	0.2
111,000		ONEOK Partners L.P., 6.125%, 02/01/2041	105,175	0.0
271,000		Phillips 66, 0.900%, 02/15/2024	259,117	0.1
233,000		Phillips 66, 2.150%, 12/15/2030	187,109	0.1
214,000		Pioneer Natural Resources Co., 1.900%, 08/15/2030	168,068	0.1
248,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	215,569	0.1
52,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	45,314	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	36,456	0.0
923,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	869,255	0.3
179,000		Shell International Finance BV, 2.875%, 11/26/2041	130,578	0.1
406,000		Shell International Finance BV, 3.000%, 11/26/2051	276,848	0.1
668,000		Shell International Finance BV, 4.000%, 05/10/2046	547,901	0.2
205,000		Shell International Finance BV, 4.125%, 05/11/2035	190,817	0.1
131,000		Targa Resources Corp., 6.250%, 07/01/2052	124,303	0.0
598,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	503,959	0.2
533,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	481,992	0.2
308,000		TotalEnergies Capital International SA, 2.829%, 01/10/2030	272,564	0.1
208,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	155,800	0.1
189,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	164,450	0.1
353,000		Williams Cos, Inc./The, 2.600%, 03/15/2031	286,518	0.1
535,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	529,455	0.2
412,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	362,152	0.1
671,000		Williams Partners L.P., 3.750%, 06/15/2027	632,642	0.2
			18,118,406	6.9

		Financial: 30.1%
400,000	(3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	392,884	0.2
89,000		Alleghany Corp., 3.250%, 08/15/2051	63,048	0.0
1,083,000		Alleghany Corp., 3.625%, 05/15/2030	1,007,075	0.4
33,000		Alleghany Corp., 4.900%, 09/15/2044	30,409	0.0
377,000	(3)	American Express Co., 4.420%, 08/03/2033	357,261	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
253,000		American Homes 4 Rent L.P., 3.375%, 07/15/2051	$158,488	0.1
72,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	53,088	0.0
255,000		American International Group, Inc., 3.900%, 04/01/2026	247,318	0.1
300,000		American Tower Corp., 3.600%, 01/15/2028	276,243	0.1
208,000		American Tower Corp., 3.650%, 03/15/2027	194,578	0.1
369,000	(2)	American Tower Corp., 4.050%, 03/15/2032	330,100	0.1
151,000		American Tower Corp., 4.400%, 02/15/2026	147,315	0.1
155,000	(1)	Antares Holdings L.P., 2.750%, 01/15/2027	124,360	0.0
47,000	(1)	Antares Holdings L.P., 3.750%, 07/15/2027	38,060	0.0
424,000	(1),(3)	ASB Bank Ltd., 5.284%, 06/17/2032	400,945	0.2
379,000		Assurant, Inc., 3.700%, 02/22/2030	321,793	0.1
229,000		Athene Holding Ltd., 6.650%, 02/01/2033	227,138	0.1
229,000		AvalonBay Communities, Inc., 5.000%, 02/15/2033	226,056	0.1
420,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	356,324	0.1
335,000	(1)	Aviation Capital Group LLC, 3.500%, 11/01/2027	293,129	0.1
292,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	289,664	0.1
412,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	355,033	0.1
236,000	(1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	188,981	0.1
547,000	(1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	496,500	0.2
400,000	(3)	Banco Bilbao Vizcaya Argentaria SA, 6.138%, 09/14/2028	401,169	0.2
428,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	401,484	0.2
174,000	(3)	Bank of America Corp., 1.197%, 10/24/2026	154,865	0.1
310,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	286,134	0.1
824,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	729,918	0.3
315,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	276,364	0.1
1,181,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	908,999	0.3
1,041,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	967,102	0.4
46,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	38,790	0.0
482,000	(3)	Bank of America Corp., 2.299%, 07/21/2032	372,350	0.1
251,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	204,975	0.1
25,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	16,908	0.0
1,154,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	926,414	0.4
881,000	(3)	Bank of America Corp., 2.972%, 02/04/2033	712,024	0.3
449,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	387,105	0.1
206,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	186,887	0.1
182,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	167,835	0.1
807,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	748,008	0.3
266,000	(3)	Bank of America Corp., 3.846%, 03/08/2037	220,948	0.1
137,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	107,876	0.0
555,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	518,585	0.2
981,000	(3)	Bank of America Corp., 4.571%, 04/27/2033	900,096	0.3
843,000	(3)	Bank of America Corp., 5.015%, 07/22/2033	802,827	0.3
242,000	(3)	Bank of America Corp., 6.204%, 11/10/2028	250,293	0.1
438,000		Bank of Montreal, 3.700%, 06/07/2025	425,421	0.2
166,000	(3)	Bank of New York Mellon Corp./The, 4.596%, 07/26/2030	160,616	0.1
609,000	(3)	Bank of New York Mellon Corp./The, 5.834%, 10/25/2033	633,254	0.2
220,000	(3)	Bank of Nova Scotia/The, 3.625%, 10/27/2081	160,537	0.1
1,282,000	(3)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	1,097,336	0.4
385,000		Bank of Nova Scotia/The, 5.250%, 12/06/2024	386,002	0.1
116,000		Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	106,354	0.0
257,000		BlackRock, Inc., 1.900%, 01/28/2031	208,625	0.1
169,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	124,563	0.0
599,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	350,251	0.1
424,000	(1)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	428,720	0.2
226,000		Blackstone Private Credit Fund, 4.000%, 01/15/2029	186,857	0.1
1,133,000	(1),(3)	BPCE SA, 2.045%, 10/19/2027	978,031	0.4
498,000		Camden Property Trust, 2.800%, 05/15/2030	429,654	0.2
301,000	(3)	Capital One Financial Corp., 2.636%, 03/03/2026	282,173	0.1
318,000	(3)	Capital One Financial Corp., 3.273%, 03/01/2030	272,495	0.1
213,000	(3)	Capital One Financial Corp., 5.247%, 07/26/2030	203,311	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
586,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	$456,231	0.2
228,000	(3)	Citigroup, Inc., 3.070%, 02/24/2028	205,875	0.1
264,000	(3)	Citigroup, Inc., 4.412%, 03/31/2031	243,044	0.1
538,000	(1),(3)	Cooperatieve Rabobank UA, 4.655%, 08/22/2028	517,246	0.2
247,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	225,480	0.1
474,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	415,279	0.2
817,000	(1),(3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	758,740	0.3
250,000	(1),(3)	Credit Agricole SA, 4.750%, 12/31/2199	200,979	0.1
263,000		Credit Suisse AG/New York NY, 5.000%, 07/09/2027	240,104	0.1
412,000		CubeSmart L.P., 2.500%, 02/15/2032	316,001	0.1
530,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	486,959	0.2
535,000	(3)	Enstar Finance LLC, 5.500%, 01/15/2042	428,348	0.2
301,000		Extra Space Storage L.P., 3.900%, 04/01/2029	270,236	0.1
423,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	436,337	0.2
205,000		Goldman Sachs Group, Inc., 6.450%, 05/01/2036	213,251	0.1
723,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	774,511	0.3
35,000	(3)	Goldman Sachs Group, Inc./The, 2.383%, 07/21/2032	27,241	0.0
308,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	296,448	0.1
189,000		Goldman Sachs Group, Inc./The, 6.124%, (US0003M + 1.750%), 10/28/2027	192,465	0.1
35,000		Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	36,696	0.0
283,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	283,068	0.1
675,000	(1)	Hartford Financial Services Group, Inc./The, 6.731%, (US0003M + 2.125%), 02/12/2067	566,750	0.2
914,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	789,117	0.3
745,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	623,812	0.2
220,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	206,951	0.1
1,072,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	989,442	0.4
599,000	(3)	HSBC Holdings PLC, 7.390%, 11/03/2028	630,584	0.2
559,000	(3)	ING Groep NV, 4.017%, 03/28/2028	523,543	0.2
843,000	(1)	Intact Financial Corp., 5.459%, 09/22/2032	834,319	0.3
236,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	193,109	0.1
845,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	810,556	0.3
412,000		Intercontinental Exchange, Inc., 4.950%, 06/15/2052	384,397	0.1
224,000	(1),(3)	Intesa Sanpaolo SpA, 4.198%, 06/01/2032	165,031	0.1
200,000	(1)	Intesa Sanpaolo SpA, 7.000%, 11/21/2025	204,194	0.1
208,000	(1),(3)	Intesa Sanpaolo SpA, 8.248%, 11/21/2033	211,606	0.1
656,000		Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	486,322	0.2
535,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	443,370	0.2
125,000		Invitation Homes Operating Partnership L.P., 2.700%, 01/15/2034	91,510	0.0
568,000		Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	498,484	0.2
2,052,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,913,948	0.7
1,014,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	883,136	0.3
706,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	612,130	0.2
416,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	366,003	0.1
974,000	(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	747,283	0.3
326,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	272,838	0.1
237,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	220,208	0.1
253,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	221,598	0.1
469,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	442,279	0.2
202,000	(3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	160,176	0.1
168,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	158,081	0.1
700,000	(3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	634,226	0.2
267,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	195,041	0.1
405,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	267,112	0.1
477,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	433,711	0.2
377,000	(3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	359,800	0.1
161,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	126,335	0.1
795,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	748,381	0.3
169,000	(3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	161,413	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
536,000	(3)	JPMorgan Chase & Co., 5.546%, 12/15/2025	$536,418	0.2
1,005,000	(3)	JPMorgan Chase & Co., 5.717%, 09/14/2033	983,940	0.4
315,000	(1)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	295,001	0.1
823,000	(1)	Liberty Mutual Group, Inc., 4.300%, 02/01/2061	503,149	0.2
157,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	141,671	0.1
459,000		Life Storage L.P., 2.400%, 10/15/2031	354,232	0.1
517,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	481,739	0.2
106,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	102,656	0.0
712,000	(1)	LSEGA Financing PLC, 1.375%, 04/06/2026	624,720	0.2
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	146,009	0.1
689,000		Main Street Capital Corp., 3.000%, 07/14/2026	594,586	0.2
108,000		Mid-America Apartments L.P., 1.700%, 02/15/2031	84,462	0.0
528,000		Mid-America Apartments L.P., 2.750%, 03/15/2030	450,217	0.2
295,000		Mid-America Apartments L.P., 3.600%, 06/01/2027	279,970	0.1
487,000	(2)	Mid-America Apartments L.P., 4.200%, 06/15/2028	462,741	0.2
200,000		Mid-America Apartments L.P., 4.300%, 10/15/2023	198,889	0.1
382,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	347,243	0.1
245,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	241,511	0.1
960,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	908,594	0.3
366,000	(3)	Morgan Stanley, 0.985%, 12/10/2026	321,073	0.1
1,945,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	1,690,220	0.6
480,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	421,630	0.2
495,000	(3)	Morgan Stanley, 1.928%, 04/28/2032	374,647	0.1
842,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	783,164	0.3
335,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	257,812	0.1
128,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	113,914	0.0
120,000	(3)	Morgan Stanley, 2.511%, 10/20/2032	94,229	0.0
508,000	(3)	Morgan Stanley, 2.720%, 07/22/2025	485,959	0.2
137,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	125,879	0.0
680,000	(3)	Morgan Stanley, 3.737%, 04/24/2024	676,410	0.3
2,036,000	(3)	Morgan Stanley, 5.297%, 04/20/2037	1,867,186	0.7
216,000	(3)	Morgan Stanley, 6.296%, 10/18/2028	223,361	0.1
2,846,000	(3)	Morgan Stanley, 6.342%, 10/18/2033	2,991,156	1.1
375,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	366,883	0.1
576,000	(1),(2)	Nordea Bank Abp, 5.375%, 09/22/2027	579,654	0.2
959,000		Northern Trust Corp., 6.125%, 11/02/2032	1,014,280	0.4
564,000		Old Republic International Corp., 3.850%, 06/11/2051	389,199	0.2
1,298,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	1,124,924	0.4
148,000		Prologis L.P., 2.250%, 01/15/2032	117,697	0.0
316,000	(1),(3)	Rabobank Nederland, 3.649%, 04/06/2028	291,607	0.1
403,000		Realty Income Corp., 3.950%, 08/15/2027	384,867	0.1
220,000		Realty Income Corp., 4.875%, 06/01/2026	219,069	0.1
80,000		Royal Bank of Canada, 3.625%, 05/04/2027	76,157	0.0
151,000		Royal Bank of Canada, 4.240%, 08/03/2027	147,337	0.1
272,000	(3)	State Street Corp., 5.820%, 11/04/2028	281,380	0.1
273,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	250,773	0.1
685,000	(2)	Toronto-Dominion Bank/The, 4.108%, 06/08/2027	663,260	0.3
669,000		Truist Financial Corp., 5.419%, (US0003M + 0.650%), 03/15/2028	606,128	0.2
885,000		UBS AG, 5.125%, 05/15/2024	875,392	0.3
579,000	(1),(3)	UBS Group AG, 2.746%, 02/11/2033	448,923	0.2
863,000	(1),(3)	UBS Group AG, 4.375%, 12/31/2199	657,829	0.3
277,000	(1),(3)	UBS Group AG, 4.751%, 05/12/2028	265,510	0.1
621,000	(3)	UBS Group AG, 5.125%, 12/31/2199	582,156	0.2
336,000	(1),(3)	UniCredit SpA, 5.459%, 06/30/2035	273,641	0.1
683,000	(3)	US Bancorp, 5.850%, 10/21/2033	711,257	0.3
554,000		Visa, Inc., 4.150%, 12/14/2035	525,425	0.2
84,000		Visa, Inc., 4.300%, 12/14/2045	77,132	0.0
133,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	95,359	0.0
420,000	(3)	Wells Fargo & Co., 4.611%, 04/25/2053	357,827	0.1
304,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	269,351	0.1
122,000		Weyerhaeuser Co., 4.000%, 03/09/2052	92,647	0.0

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
598,000		XLIT Ltd., 5.500%, 03/31/2045	$567,907	0.2
			78,777,240	30.1

		Industrial: 5.4%
322,000		Avnet, Inc., 5.500%, 06/01/2032	298,247	0.1
637,000		Boeing Co/The, 3.250%, 02/01/2028	579,587	0.2
157,000		Boeing Co/The, 3.850%, 11/01/2048	108,461	0.0
817,000		Boeing Co/The, 5.705%, 05/01/2040	782,564	0.3
325,000		Boeing Co/The, 5.805%, 05/01/2050	302,988	0.1
149,000		Boeing Co/The, 5.930%, 05/01/2060	136,532	0.1
325,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	291,185	0.1
204,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	183,218	0.1
754,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	674,144	0.3
217,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	205,934	0.1
268,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	262,913	0.1
121,000		CNH Industrial Capital LLC, 5.450%, 10/14/2025	121,394	0.0
320,000		CSX Corp., 4.500%, 11/15/2052	279,580	0.1
523,000		CSX Corp., 4.650%, 03/01/2068	443,939	0.2
250,000		Eaton Corp., 4.150%, 03/15/2033	233,195	0.1
100,000		FedEx Corp., 3.900%, 02/01/2035	85,345	0.0
132,000		FedEx Corp., 4.100%, 04/15/2043	103,757	0.0
153,000		Honeywell International, Inc., 5.000%, 02/15/2033	156,341	0.1
446,000		John Deere Capital Corp., 3.350%, 04/18/2029	413,096	0.2
201,000		John Deere Capital Corp., 4.350%, 09/15/2032	195,897	0.1
296,000	(1),(2)	Komatsu Finance America, Inc., 5.499%, 10/06/2027	301,699	0.1
688,000		Lockheed Martin Corp., 5.250%, 01/15/2033	711,607	0.3
365,000		Norfolk Southern Corp., 3.950%, 10/01/2042	301,358	0.1
234,000		Norfolk Southern Corp., 4.550%, 06/01/2053	204,698	0.1
343,000		Parker-Hannifin Corp., 4.250%, 09/15/2027	333,361	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	1,983	0.0
301,000		Raytheon Technologies Corp., 4.350%, 04/15/2047	257,511	0.1
427,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	389,642	0.2
427,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	386,009	0.1
30,000		Raytheon Technologies Corp., 4.800%, 12/15/2043	27,597	0.0
208,000		Republic Services, Inc., 2.900%, 07/01/2026	194,017	0.1
472,000	(1)	Siemens Financieringsmaatschappij NV, 2.875%, 03/11/2041	348,499	0.1
550,000	(1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	468,859	0.2
85,000		Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	79,770	0.0
114,000		Trane Technologies Luxembourg Finance SA, 3.500%, 03/21/2026	107,699	0.0
1,456,000		Trane Technologies Luxembourg Finance SA, 3.550%, 11/01/2024	1,419,896	0.5
85,000		Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	78,409	0.0
281,000	(1)	TTX Co., 5.650%, 12/01/2052	284,081	0.1
132,000		Union Pacific Corp., 3.375%, 02/14/2042	105,498	0.0
261,000		Union Pacific Corp., 3.500%, 02/14/2053	197,336	0.1
225,000		Union Pacific Corp., 3.550%, 08/15/2039	186,724	0.1
60,000		Union Pacific Corp., 3.600%, 09/15/2037	50,948	0.0
259,000		Union Pacific Corp., 3.839%, 03/20/2060	201,528	0.1
161,000		Union Pacific Corp., 4.100%, 09/15/2067	126,795	0.0
204,000	(2)	Union Pacific Corp., 4.950%, 09/09/2052	196,797	0.1
163,000		Union Pacific Corp., 5.150%, 01/20/2063	157,674	0.1
205,000		Waste Connections, Inc., 4.200%, 01/15/2033	191,030	0.1
179,000		Waste Management, Inc., 2.950%, 06/01/2041	133,626	0.1
212,000		WRKCo, Inc., 4.650%, 03/15/2026	208,212	0.1
670,000		Xylem, Inc./NY, 3.250%, 11/01/2026	626,146	0.2
			14,137,326	5.4

		Technology: 7.8%
621,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	578,849	0.2
470,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	415,530	0.2
408,000		Apple, Inc., 2.700%, 08/05/2051	270,933	0.1
423,000		Apple, Inc., 2.850%, 08/05/2061	274,201	0.1
165,000	(2)	Apple, Inc., 3.350%, 08/08/2032	150,286	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
417,000		Apple, Inc., 3.850%, 05/04/2043	$361,635	0.1
503,000		Apple, Inc., 3.950%, 08/08/2052	430,309	0.2
147,000		Apple, Inc., 4.100%, 08/08/2062	123,094	0.1
861,000		Apple, Inc., 4.250%, 02/09/2047	797,608	0.3
113,000		Apple, Inc., 4.375%, 05/13/2045	105,032	0.0
73,000		Apple, Inc., 4.650%, 02/23/2046	69,511	0.0
210,000	(1)	Broadcom, Inc., 2.450%, 02/15/2031	165,890	0.1
872,000	(1)	Broadcom, Inc., 3.187%, 11/15/2036	629,080	0.2
303,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	243,759	0.1
328,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	287,314	0.1
703,000		Fiserv, Inc., 3.500%, 07/01/2029	634,848	0.2
634,000		Fortinet, Inc., 1.000%, 03/15/2026	555,701	0.2
93,000		HP, Inc., 4.200%, 04/15/2032	80,208	0.0
818,000		Intel Corp., 2.800%, 08/12/2041	574,346	0.2
180,000		Intel Corp., 3.700%, 07/29/2025	175,737	0.1
164,000		Intel Corp., 4.750%, 03/25/2050	143,186	0.1
167,000		Intel Corp., 5.050%, 08/05/2062	147,470	0.1
1,004,000		International Business Machines Corp., 3.500%, 05/15/2029	925,074	0.4
314,000		International Business Machines Corp., 4.150%, 07/27/2027	306,484	0.1
608,000	(2)	International Business Machines Corp., 4.400%, 07/27/2032	581,931	0.2
319,000		International Business Machines Corp., 4.900%, 07/27/2052	291,723	0.1
249,000	(2)	KLA Corp., 4.650%, 07/15/2032	244,671	0.1
627,000		KLA Corp., 4.950%, 07/15/2052	585,968	0.2
253,000		KLA Corp., 5.250%, 07/15/2062	244,600	0.1
140,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	114,392	0.0
583,000		Kyndryl Holdings, Inc., 2.700%, 10/15/2028	438,448	0.2
379,000		Kyndryl Holdings, Inc., 3.150%, 10/15/2031	253,347	0.1
5,000		Microsoft Corp., 2.525%, 06/01/2050	3,314	0.0
263,000		Microsoft Corp., 2.675%, 06/01/2060	168,225	0.1
769,000		Microsoft Corp., 2.921%, 03/17/2052	548,045	0.2
81,000		Microsoft Corp., 3.450%, 08/08/2036	71,975	0.0
1,116,000		NVIDIA Corp., 1.550%, 06/15/2028	954,950	0.4
719,000		NVIDIA Corp., 2.000%, 06/15/2031	577,680	0.2
285,000		NVIDIA Corp., 3.500%, 04/01/2040	231,977	0.1
105,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	71,560	0.0
366,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	229,446	0.1
495,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	468,983	0.2
427,000		Oracle Corp., 2.300%, 03/25/2028	370,597	0.1
343,000		Oracle Corp., 2.800%, 04/01/2027	312,639	0.1
299,000		Oracle Corp., 2.950%, 05/15/2025	283,944	0.1
693,000		Oracle Corp., 3.250%, 11/15/2027	637,669	0.2
241,000		Oracle Corp., 3.600%, 04/01/2050	163,265	0.1
60,000		Oracle Corp., 3.800%, 11/15/2037	47,720	0.0
282,000		Oracle Corp., 3.850%, 04/01/2060	188,615	0.1
34,000		Oracle Corp., 3.950%, 03/25/2051	24,372	0.0
209,000		Oracle Corp., 4.000%, 11/15/2047	153,648	0.1
568,000		Oracle Corp., 4.125%, 05/15/2045	430,729	0.2
376,000		Oracle Corp., 4.300%, 07/08/2034	331,465	0.1
298,000		Oracle Corp., 6.150%, 11/09/2029	310,019	0.1
202,000		Oracle Corp., 6.900%, 11/09/2052	217,284	0.1
71,000	(2)	QUALCOMM, Inc., 5.400%, 05/20/2033	74,161	0.0
580,000		QUALCOMM, Inc., 6.000%, 05/20/2053	619,689	0.2
951,000		Salesforce, Inc., 2.700%, 07/15/2041	682,589	0.3
183,000		Salesforce, Inc., 2.900%, 07/15/2051	120,785	0.1
386,000		Texas Instruments, Inc., 3.650%, 08/16/2032	359,056	0.1
554,000		Texas Instruments, Inc., 3.875%, 03/15/2039	490,415	0.2
			20,345,981	7.8

		Utilities: 10.7%
113,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	72,197	0.0
176,000		Alabama Power Co., 3.450%, 10/01/2049	127,621	0.0
201,000		Alabama Power Co., 3.750%, 03/01/2045	157,103	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
33,000		Alabama Power Co., 3.850%, 12/01/2042	$26,725	0.0
244,000		Alabama Power Co., 4.300%, 07/15/2048	204,184	0.1
521,000	(3)	Algonquin Power & Utilities Corp., 4.750%, 01/18/2082	422,763	0.2
178,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	153,964	0.1
234,000	(3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	182,586	0.1
324,000		Appalachian Power Co., 3.400%, 06/01/2025	312,553	0.1
147,000		Appalachian Power Co., 4.500%, 03/01/2049	121,939	0.0
295,000		Avangrid, Inc., 3.150%, 12/01/2024	282,166	0.1
1,302,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	1,129,432	0.4
168,000		Consumers Energy Co., 4.200%, 09/01/2052	144,683	0.1
125,000		Dominion Energy, Inc., 3.071%, 08/15/2024	120,525	0.0
499,000		Dominion Energy, Inc., 5.375%, 11/15/2032	496,167	0.2
6,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	4,593	0.0
29,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	22,640	0.0
183,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	152,213	0.1
142,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	123,192	0.0
227,000		Duke Energy Carolinas LLC, 6.450%, 10/15/2032	244,632	0.1
415,000		Duke Energy Corp., 2.550%, 06/15/2031	339,186	0.1
88,000		Duke Energy Corp., 3.150%, 08/15/2027	81,342	0.0
231,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	189,251	0.1
61,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	51,437	0.0
140,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	149,893	0.1
296,000		Duke Energy Ohio, Inc., 3.700%, 06/15/2046	219,388	0.1
216,000		Duke Energy Ohio, Inc., 4.300%, 02/01/2049	177,292	0.1
381,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	321,494	0.1
271,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	228,211	0.1
364,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	306,341	0.1
200,000	(1)	Enel Finance America LLC, 7.100%, 10/14/2027	207,154	0.1
201,000	(1)	Enel Finance International NV, 7.500%, 10/14/2032	213,017	0.1
413,000	(1)	Enel Finance International NV, 7.750%, 10/14/2052	443,423	0.2
57,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	34,616	0.0
209,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	146,189	0.1
43,000		Entergy Arkansas LLC, 4.000%, 06/01/2028	40,811	0.0
102,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	83,995	0.0
302,000		Entergy Louisiana LLC, 0.620%, 11/17/2023	290,861	0.1
20,000		Entergy Louisiana LLC, 3.250%, 04/01/2028	18,248	0.0
176,000		Entergy Louisiana LLC, 4.000%, 03/15/2033	159,378	0.1
57,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	56,740	0.0
241,000		Entergy Louisiana LLC, 4.200%, 09/01/2048	198,388	0.1
1,221,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	1,088,289	0.4
417,000		Entergy Louisiana LLC, 5.400%, 11/01/2024	419,788	0.2
194,000		Entergy Louisiana LLC, 5.590%, 10/01/2024	196,932	0.1
102,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	73,533	0.0
182,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	139,844	0.0
757,000		Eversource Energy, 1.400%, 08/15/2026	665,250	0.3
422,000		Eversource Energy, 2.900%, 03/01/2027	389,158	0.1
875,000		Exelon Corp., 4.950%, 06/15/2035	838,847	0.3
41,000		Florida Power & Light Co., 2.875%, 12/04/2051	27,694	0.0
210,000		Florida Power & Light Co., 5.400%, 09/01/2035	207,445	0.1
127,000		Florida Power & Light Co., 5.650%, 02/01/2037	129,866	0.0
197,000		Georgia Power Co., 4.700%, 05/15/2032	190,512	0.1
210,000		Iberdrola International BV, 5.810%, 03/15/2025	213,030	0.1
147,000		Indiana Michigan Power Co., 3.850%, 05/15/2028	138,822	0.0
194,000		Indiana Michigan Power Co., 6.050%, 03/15/2037	200,879	0.1
394,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	350,944	0.1
440,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	421,455	0.2
362,000		MidAmerican Energy Co., 4.250%, 05/01/2046	308,214	0.1
715,000		MidAmerican Energy Co., 4.400%, 10/15/2044	635,084	0.2
92,000		MidAmerican Energy Co., 4.800%, 09/15/2043	86,175	0.0
125,000		Mississippi Power Co., 4.250%, 03/15/2042	101,917	0.0
94,000		Mississippi Power Co., 4.750%, 10/15/2041	76,760	0.0
302,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	284,309	0.1
225,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	185,698	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
210,000		National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	$194,805	0.1
267,000		National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	243,422	0.1
306,000		National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	283,506	0.1
611,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	550,705	0.2
73,000		National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	76,423	0.0
669,000	(1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	629,730	0.2
831,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	736,649	0.3
310,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	305,994	0.1
322,000		NextEra Energy Capital Holdings, Inc., 4.450%, 06/20/2025	318,321	0.1
969,000		NextEra Energy Capital Holdings, Inc., 4.465%, (SOFRRATE + 0.400%), 11/03/2023	965,150	0.4
143,000		NSTAR Electric Co., 4.550%, 06/01/2052	129,521	0.0
205,000	(2)	ONE Gas, Inc., 4.250%, 09/01/2032	194,759	0.1
205,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	167,128	0.1
303,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	215,949	0.1
219,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	163,797	0.1
693,000		PacifiCorp, 4.100%, 02/01/2042	573,047	0.2
552,000		PacifiCorp, 5.350%, 12/01/2053	549,742	0.2
219,000		PECO Energy Co., 2.850%, 09/15/2051	145,232	0.1
206,000		Piedmont Natural Gas Co., Inc., 3.600%, 09/01/2025	195,604	0.1
149,000		Public Service Co. of New Hampshire, 3.600%, 07/01/2049	115,117	0.0
373,000		Public Service Co. of Oklahoma, 2.200%, 08/15/2031	298,048	0.1
339,000		Public Service Co. of Oklahoma, 3.150%, 08/15/2051	226,324	0.1
150,000		Public Service Electric and Gas Co., 3.000%, 05/15/2027	140,314	0.1
169,000	(2)	Public Service Electric and Gas Co., 3.100%, 03/15/2032	148,209	0.1
507,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	406,483	0.2
909,000	(3)	Sempra Energy, 4.125%, 04/01/2052	708,333	0.3
1,243,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	968,853	0.4
65,000		Southern California Edison Co., 3.650%, 02/01/2050	47,774	0.0
368,000		Southern California Edison Co., 4.050%, 03/15/2042	294,354	0.1
235,000		Southern California Edison Co., 4.125%, 03/01/2048	188,647	0.1
804,000	(3)	Southern Co/The, 4.000%, 01/15/2051	733,650	0.3
165,000		Tucson Electric Power Co., 4.000%, 06/15/2050	126,029	0.0
104,000		Union Electric Co., 2.150%, 03/15/2032	82,485	0.0
725,000		Virginia Electric and Power Co., 3.800%, 04/01/2028	684,347	0.3
88,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	88,072	0.0
124,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	125,552	0.0
215,000		Wisconsin Power and Light Co., 3.000%, 07/01/2029	190,104	0.1
			28,041,157	10.7

	Total Corporate Bonds/Notes
	(Cost $267,947,604)		241,296,229	92.1

U.S. TREASURY OBLIGATIONS: 5.4%
	U.S. Treasury Bonds: 2.1%
324,400	2.875%,05/15/2052	260,027	0.1
3,323,500	3.000%,08/15/2052	2,739,291	1.1
294,000	3.375%,08/15/2042	262,855	0.1
2,233,000	4.000%,11/15/2042	2,186,944	0.8
		5,449,117	2.1

	U.S. Treasury Notes: 3.3%
140,600	2.750%,08/15/2032	128,056	0.1
28,100	3.250%,06/30/2027	27,180	0.0
584,000	3.875%,11/30/2027	580,897	0.2
2,185,500	3.875%,12/31/2027	2,173,207	0.8
247,500	3.875%,11/30/2029	245,895	0.1
602,000	3.875%,12/31/2029	597,861	0.2
1,669,000	4.000%,12/15/2025	1,658,569	0.6
3,140,800	4.125%,11/15/2032	3,205,824	1.2
124,000	4.250%,12/31/2024	123,579	0.1
		8,741,068	3.3

	Total U.S. Treasury Obligations
	(Cost $14,551,866)	14,190,185	5.4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		Utilities: 0.2%
20,000	(4),(5)	Southern Company	$392,800	0.2

	Total Preferred Stock
	(Cost $500,000)		392,800	0.2

	Total Long-Term Investments
	(Cost $282,999,470)		255,879,214	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Repurchase Agreements: 2.4%
1,468,942	(6)	Bank of America Inc., Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $1,469,634, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,498,321, due 05/01/37-05/01/58)	1,468,942	0.5
434,176	(6)	Citigroup, Inc., Repurchase Agreement dated 12/30/22, 4.25%, due 01/03/23 (Repurchase Amount $434,378, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $442,860, due 04/11/23-10/31/29)	434,176	0.2
1,468,942	(6)	Daiwa Capital Markets, Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $1,469,634, collateralized by various U.S. Government Agency Obligations, 1.500%-6.000%, Market Value plus accrued interest $1,498,321, due 08/01/23-01/01/53)	1,468,942	0.5
1,468,942	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $1,469,634, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,498,321, due 09/01/24-10/20/52)	1,468,942	0.6
1,468,942	(6)	Truist Securities Inc., Repurchase Agreement dated 12/30/22, 4.32%, due 01/03/23 (Repurchase Amount $1,469,637, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,498,331, due 05/31/24-12/01/52)	1,468,942	0.6

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $6,309,944)		6,309,944	2.4

	Total Investments in Securities (Cost $289,309,414)		$262,189,158	100.1
	Liabilities in Excess of Other Assets		(144,757)	(0.1)
	Net Assets		$262,044,401	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Non-income producing security.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
US0003M	3-month LIBOR

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Preferred Stock	$–	$392,800	$–	$392,800
Corporate Bonds/Notes	–	241,296,229	–	241,296,229
U.S. Treasury Obligations	–	14,190,185	–	14,190,185
Short-Term Investments	–	6,309,944	–	6,309,944
Total Investments, at fair value	$–	$262,189,158	$–	$262,189,158
Other Financial Instruments+
Futures	193,679	–	–	193,679
Total Assets	$193,679	$262,189,158	$–	$262,382,837
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,069)	$–	$(3,069)
Futures	(28,078)	–	–	(28,078)
Total Liabilities	$(28,078)	$(3,069)	$–	$(31,147)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2022, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	23	03/22/23	$2,582,828	$(13,881)
U.S. Treasury 2-Year Note	117	03/31/23	23,994,141	29,376
U.S. Treasury 5-Year Note	13	03/31/23	1,403,086	(14,197)
			$27,980,055	$1,298
Short Contracts:
U.S. Treasury Long Bond	(20)	03/22/23	(2,506,875)	21,647
U.S. Treasury Ultra 10-Year Note	(140)	03/22/23	(16,559,375)	115,658
U.S. Treasury Ultra Long Bond	(8)	03/22/23	(1,074,500)	26,998
			$(20,140,750)	$164,303

At December 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Investment Grade Credit Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 39, Version 1	Buy	(1.000)	12/20/27	USD	6,961,163	$(55,481)	$(3,069)
						$(55,481)	$(3,069)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $289,646,759.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,100,617
Gross Unrealized Depreciation	(28,448,098)
Net Unrealized Depreciation	$(27,347,481)